ADVANCE PAYMENTS	12 Months Ended
Sep. 30, 2013
Advance Payments [Abstract]
Advance Payments Disclosure [Text Block]	Note 4 – ADVANCE PAYMENTS As of September 30, 2013 and 2012, the Company had $24,438 and $36,147 of advance payments that related to payments for packaging materials, gas and equipment.